Quarterly Holdings Report
for
Fidelity Advisor® Financials Fund
April 30, 2024
AFFS-NPRT3-0624
1.800326.120
Common Stocks - 99.4%
	Shares	Value ($)
Banks - 35.4%
Diversified Banks - 22.2%
Bank of America Corp.	679,956	25,165,172
Citigroup, Inc.	225,905	13,854,754
KeyCorp	539,500	7,817,355
PNC Financial Services Group, Inc.	53,400	8,184,084
U.S. Bancorp	173,500	7,049,305
Wells Fargo & Co.	574,828	34,098,797
		96,169,467
Regional Banks - 13.2%
Associated Banc-Corp.	202,800	4,272,996
BOK Financial Corp.	49,100	4,356,643
Cadence Bank	86,224	2,385,818
East West Bancorp, Inc.	68,100	5,072,769
Eastern Bankshares, Inc.	208,900	2,623,784
First Hawaiian, Inc.	117,500	2,478,075
First Interstate Bancsystem, Inc.	160,152	4,276,058
Heartland Financial U.S.A., Inc.	84,128	3,542,630
M&T Bank Corp.	70,788	10,221,079
Popular, Inc.	102,571	8,717,509
Trico Bancshares	5,300	184,281
UMB Financial Corp.	57,100	4,548,586
WesBanco, Inc.	81,900	2,211,300
Wintrust Financial Corp.	23,366	2,258,090
		57,149,618
TOTAL BANKS		153,319,085
Capital Markets - 20.1%
Asset Management & Custody Banks - 7.7%
AllianceBernstein Holding LP	146,100	4,892,889
Bank of New York Mellon Corp.	102,200	5,773,278
Blue Owl Capital, Inc. Class A	166,900	3,152,741
Carlyle Group LP	74,900	3,355,520
CVC Capital Partners PLC	7,000	126,997
Northern Trust Corp.	61,700	5,083,463
Patria Investments Ltd.	281,300	3,769,420
State Street Corp.	102,500	7,430,225
		33,584,533
Financial Exchanges & Data - 4.2%
Bolsa Mexicana de Valores S.A.B. de CV	1,734,800	3,258,810
MarketAxess Holdings, Inc.	30,000	6,002,700
Moody's Corp.	23,900	8,850,887
		18,112,397
Investment Banking & Brokerage - 8.2%
Lazard, Inc. Class A	123,452	4,752,902
Morgan Stanley	132,800	12,063,552
Perella Weinberg Partners Class A	210,200	3,136,184
Raymond James Financial, Inc.	46,550	5,679,100
Stifel Financial Corp.	68,300	5,458,536
Virtu Financial, Inc. Class A	203,460	4,415,082
		35,505,356
TOTAL CAPITAL MARKETS		87,202,286
Consumer Finance - 3.8%
Consumer Finance - 3.8%
Discover Financial Services	68,800	8,719,024
FirstCash Holdings, Inc.	40,371	4,561,116
OneMain Holdings, Inc.	59,000	3,074,490
		16,354,630
Financial Services - 19.4%
Commercial & Residential Mortgage Finance - 1.6%
Essent Group Ltd.	67,100	3,554,287
NMI Holdings, Inc. (a)	113,500	3,502,610
		7,056,897
Diversified Financial Services - 3.6%
Apollo Global Management, Inc.	91,600	9,927,608
Corebridge Financial, Inc. (b)	208,501	5,537,787
		15,465,395
Multi-Sector Holdings - 0.6%
Cannae Holdings, Inc. (a)(b)	122,840	2,389,238
Transaction & Payment Processing Services - 13.6%
Corpay, Inc. (a)	14,500	4,381,030
Fiserv, Inc. (a)	54,700	8,351,049
Global Payments, Inc.	46,900	5,757,913
MasterCard, Inc. Class A	90,000	40,607,999
		59,097,991
TOTAL FINANCIAL SERVICES		84,009,521
Insurance - 19.9%
Insurance Brokers - 4.9%
Arthur J. Gallagher & Co.	33,400	7,838,646
Marsh & McLennan Companies, Inc.	40,100	7,997,143
The Baldwin Insurance Group, Inc. (a)	202,504	5,394,707
		21,230,496
Multi-Line Insurance - 0.0%
Assurant, Inc.	200	34,880
Property & Casualty Insurance - 11.1%
American Financial Group, Inc.	48,100	6,144,775
Beazley PLC	458,000	3,794,309
Chubb Ltd.	47,400	11,785,536
Direct Line Insurance Group PLC	1,358,600	3,154,213
Fidelity National Financial, Inc.	79,500	3,935,250
First American Financial Corp.	49,819	2,668,804
Hartford Financial Services Group, Inc.	76,200	7,383,018
Hiscox Ltd.	417,000	6,409,067
Lancashire Holdings Ltd.	391,700	2,985,637
		48,260,609
Reinsurance - 3.9%
Enstar Group Ltd. (a)	1,149	333,635
Reinsurance Group of America, Inc.	88,300	16,511,217
		16,844,852
TOTAL INSURANCE		86,370,837
Professional Services - 0.8%
Research & Consulting Services - 0.8%
Dun & Bradstreet Holdings, Inc.	357,900	3,256,890
TOTAL COMMON STOCKS (Cost $332,353,708)		430,513,249

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,139,526	1,139,754
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	5,702,830	5,703,400
TOTAL MONEY MARKET FUNDS (Cost $6,843,154)		6,843,154

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $339,196,862)	437,356,403
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(4,421,452)
NET ASSETS - 100.0%	432,934,951

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	62,160,234	61,020,480	34,149	-	-	1,139,754	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,295,125	49,353,096	46,944,821	3,864	-	-	5,703,400	0.0%
Total	3,295,125	111,513,330	107,965,301	38,013	-	-	6,843,154

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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